IN-PROCESS RESEARCH AND DEVELOPMENT AND DEFERRED TAX LIABILITY (Details Narrative) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended
	Dec. 31, 2021	Dec. 31, 2021
In-process Research And Development And Deferred Tax Liability
Deferred tax expense (income)	$ 100	$ 500